Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.85% First Mortgage Bonds due 2055
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,797,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,138.92
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $699,797,000. The fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.